Short Term Debt (short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 13, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	CAD 1,762		CAD 18
Letters of Credit Outstanding, Amount		CAD 37	33
Total advances under available facilities		363	674
Available capacity under existing agreements		1,070	663
Long-term Line of Credit		CAD 326	CAD 641
Short-term Debt, Weighted Average Interest Rate	1.73%		2.70%
Short term debt revolving and non revolving credit facility [Member]
Short-term Debt [Line Items]
Credit Facility Advances	CAD 960		CAD 0
Letters of Credit Outstanding, Amount	3		0
Total advances under available facilities	963		0
Available capacity under existing agreements	799		18
TECO Energy Inc. and TECO Finance Inc. [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	CAD 403		CAD 0
Line of Credit Facility, Expiration Date	Dec. 31, 2018
TECO Energy Inc. and TECO Finance Inc. [Member] | Line of Credit [Member]
Short-term Debt [Line Items]
Short-term Debt, Weighted Average Interest Rate	1.74%		0.00%
TECO Energy Inc. and TECO Finance Inc. [Member] | Finance Term Credit Facility [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	CAD 537		CAD 0
Line of Credit Facility, Expiration Date	Dec. 31, 2017
Tampa Electric Division [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	CAD 436		0
Line of Credit Facility, Expiration Date	Dec. 31, 2018
Tampa Electric Division [Member] | Accounts Receivable Revolving Credit Facility
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	CAD 201		CAD 0
Line of Credit Facility, Expiration Date	Dec. 31, 2018
Tampa Electric Division [Member] | Line of Credit [Member]
Short-term Debt [Line Items]
Short-term Debt, Weighted Average Interest Rate	1.49%		0.00%
New Mexico Gas Company [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	CAD 168		CAD 0
Line of Credit Facility, Expiration Date	Dec. 31, 2018
New Mexico Gas Company [Member] | Line of Credit [Member]
Short-term Debt [Line Items]
Short-term Debt, Weighted Average Interest Rate	1.71%		0.00%
Grand Bahama Power Company Limited [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	CAD 17		CAD 18
Line of Credit Facility, Expiration Date	Dec. 31, 2017
Emera Energy Services [Member] | Line of Credit [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	CAD 0		CAD 0
Line of Credit Facility, Expiration Date	Dec. 31, 2014
Short-term Debt, Weighted Average Interest Rate	0.00%		0.00%